Equity-Accounted Investees - Other investments (Detail) - USD ($)			12 Months Ended
	Jan. 22, 2024	Jan. 09, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint operations [line items]
Investment in associates			$ 12,600,000	$ 10,000,000.0
Total equity accounted investees			12,600,000	10,000,000.0
Assets held for sale			21,100,000	153,300,000
Total equity accounted investees			12,600,000	548,600,000
Lunnon Metals Limited
Disclosure of joint operations [line items]
Total equity accounted investees			4,800,000	10,000,000.0
Share of profit (loss) of associates accounted for using equity method			$ 4,700,000	$ 2,900,000
Proportion of ownership interest in associate			30.50%	31.10%
Rusoro Mining Limited
Disclosure of joint operations [line items]
Total equity accounted investees			$ 0
Assets held for sale			0	$ 0
Proportion of ownership interest in associate				24.40%
Total equity accounted investees			0
Fair value of investment based on quoted market price				$ 64,500,000
Unrecognised share of profits				7,100,000
Cumulative unrecognised share of losses				221,800,000
Portion of consideration paid received consisting of cash and cash equivalents	$ 62,300,000
Rusoro Mining Limited | Other disposals of assets
Disclosure of joint operations [line items]
Number of common shares sold (in shares)		140,000,001
Portion of consideration paid received consisting of cash and cash equivalents		$ 62,300,000
Vior Mining Exploration Company Inc.
Disclosure of joint operations [line items]
Assets held for sale			7,800,000	$ 0
Share of profit (loss) of associates accounted for using equity method			$ (100,000)
Proportion of ownership interest in associate			20.70%